Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net income	$ 341.0	$ 378.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	136.1	144.2
Share-based compensation expenses	3.2	3.0
Gain on sale of royalty interest	(3.7)
Unrealized foreign exchange gain	(3.5)
Deferred income tax expense	15.1	13.2
Other non-cash items	(2.0)	(6.0)
Acquisition of gold bullion	(25.2)	(23.0)
Proceeds from sale of gold bullion	18.6	26.5
Changes in other assets		(26.7)
Operating cash flows before changes in non-cash working capital	479.6	509.7
Changes in non-cash working capital:
Increase in receivables	(8.7)	(24.5)
(Increase) decrease in prepaid expenses and other	(4.0)	2.6
Increase in current liabilities	4.8	0.1
Net cash provided by operating activities	471.7	487.9
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(270.8)	(12.8)
Proceeds from sale of royalty interest	7.0
Proceeds from sale of investments	1.9	1.7
Acquisition of energy well equipment	(0.8)	(0.6)
Acquisition of investments	(0.5)	(47.4)
Proceeds from settlement of loan receivable from Noront Resources Ltd.		42.7
Net cash used in investing activities	(263.2)	(16.4)
Cash flows used in financing activities
Payment of dividends	(116.4)	(101.4)
Proceeds from exercise of stock options	2.9	5.2
Net cash used in financing activities	(113.5)	(96.2)
Effect of exchange rate changes on cash and cash equivalents	3.6	(4.0)
Net change in cash and cash equivalents	98.6	371.3
Cash and cash equivalents at beginning of period	1,196.5	539.3
Cash and cash equivalents at end of period	1,295.1	910.6
Supplemental cash flow information:
Income taxes paid	50.9	59.3
Dividend income received	5.6	8.2
Interest and standby fees paid	$ 1.2	$ 1.3